Note 4 - Property and Equipment, Net (Tables)	12 Months Ended
Oct. 31, 2016
Notes Tables
Property, Plant and Equipment [Table Text Block]
	October 31,
	2016	2015
Land	$3,144,068	$3,144,068
Building and improvements	8,140,933	8,127,015
Machinery and equipment	25,769,804	25,081,678
Furniture and fixtures	903,067	909,715
Construction in progress	1,588,815	1,292,235
Total property and equipment, at cost	39,546,687	38,554,711
Less accumulated amortization and depreciation	(26,147,529)	(24,650,792)
Property and equipment, net	$13,399,158	$13,903,919